Related Party Transactions - Related Party Transactions (Details) - USD ($) $ in Thousands, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
X-Bow
Related Party Transaction [Line Items]
Ownership percentage		17.50%
Affiliated Entity | X-Bow
Related Party Transaction [Line Items]
Amount Due to Related Party		$ 0	$ 750
Affiliated Entity | Palantir Technologies Inc.
Related Party Transaction [Line Items]
Total payments		750	0
Affiliated Entity | Palantir Technologies Inc. | Multi-Year Software Subscription Agreement
Related Party Transaction [Line Items]
Amounts of transaction		8,000
Affiliated Entity | Ursa Space Systems
Related Party Transaction [Line Items]
Total payments		809	0
Investor | Seahawk
Related Party Transaction [Line Items]
Amount Due to Related Party		19,977	19,198
Amount of debt extinguishment				$ 18,400
Investor | Intelsat
Related Party Transaction [Line Items]
Amount Due to Related Party		54,149	52,039
Debt instrument, face amount				$ 50,000
Investor | Common Stock warrants | Seahawk
Related Party Transaction [Line Items]
Warrants issued (in shares)				13.5
Investor | Common Stock warrants | Intelsat
Related Party Transaction [Line Items]
Warrants issued (in shares)				20.2
Equity Method Investee | LeoStella
Related Party Transaction [Line Items]
Amount Due to Related Party		8,381	8,012
Total payments		19,257	8,205
Equity Method Investee | X-Bow
Related Party Transaction [Line Items]
Total payments		1,865	4,079
Equity Method Investee | Palantir Technologies Inc.
Related Party Transaction [Line Items]
Amount Due to Related Party		0	0
Equity Method Investee | Ursa Space Systems
Related Party Transaction [Line Items]
Amount Due to Related Party		83	0
Former Co-Founders
Related Party Transaction [Line Items]
Amount Due to Related Party		$ 0	$ 12,500
Former Co-Founders | Legacy BlackSky
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 12,500
Former Co-Founders | Legacy BlackSky
Related Party Transaction [Line Items]
Total payments	$ 2,500
Former Co-Founders | Legacy BlackSky | Common Stock warrants
Related Party Transaction [Line Items]
Warrants issued (in shares)					11.5